Balance Sheets Balance Sheets (Parenthetical) - MidAmerican Energy Company [Member] - Common Stock [Member] - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	70,980,203	70,980,203
Common stock, shares outstanding	70,980,203	70,980,203